Earnings per Share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings per Share

5. EARNINGS PER SHARE

A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Basic:
Net income attributable to CNH Industrial N.V.	$354	$283	$454	$394

Weighted average common shares outstanding-basic	1,354	1,223	1,353	1,223

Basic earnings per share attributable to CNH Industrial N.V. shareholders	$0.26	$0.23	$0.33	$0.32

Diluted:
Net income attributable to CNH Industrial N.V.	$354	$283	$454	$394

Weighted average common shares outstanding-basic	1,354	1,223	1,353	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	7	—	7	—

Weighted average common shares outstanding-diluted	1,361	1,223	1,360	1,223

Diluted earnings per share attributable to CNH Industrial N.V. shareholders	$0.26	$0.23	$0.33	$0.32